Revenue and cost of goods sold (Tables)	12 Months Ended
Dec. 31, 2025
Revenue and cost of goods sold
Schedule of sales based on country of customer

	For the year ended December 31
(in EUR 000)	2025	2024	2023
Sales Germany	4,488	3,593	3,816
Sales Spain	14	64	37
Sales Switzerland	313	675	373
Sales Austria	17	53	122
Sales Netherlands	131	—	—
Sales UAE	563	—	—
Sales Italy	28	40	—
Sales England	816	96	—
Sales US	3,650	—	—
Total sales	10,020	4,521	4,348

Schedule of information about cost of goods sold

	For the year ended December 31
(in EUR 000)	2025	2024	2023
Purchases of goods and services (*)	3,638	2,953	4,089
Inventory movement	56	(1,401)	(2,433)
Total cost of goods sold	3,694	1,552	1,656

(*) Including purchases of raw material, direct labour allocation, indirect labour allocation, fees of subcontractors, warranty and shipping cost (direct)